Summary of Status of Options Issued And Changes in Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares Available for Grant
Balance at January	51,601	1,077,352
Shares authorized for issuance		4,009,345
Options granted under the Plan		(5,054,317)
Restricted stock granted under the Plan		(250,000)
Options forfeited	849,689	269,221
Balance at December	901,290	51,601
Outstanding Stock Options
Balance at January	6,628,555	1,893,303
Options granted under the Plan		5,054,317
Options exercised		(49,844)
Options forfeited	(849,689)	(269,221)
Balance at December	5,778,866	6,628,555
Exercisable at December 31, 2012	3,566,669
Options Outstanding Weighted-Average Exercise Price
Balance at January	$ 1.31	$ 1.36
Options granted under the Plan		$ 1.03
Options exercised		$ 0.13
Options forfeited	$ 1.00	$ 1.53
Balance at December 31, 2012	$ 1.11	$ 1.31
Exercisable at December 31, 2012	$ 1.17
Options Outstanding Aggregate Intrinsic Value
Balance at December 31, 2012	$ 0
Exercisable at December 31, 2012	$ 0